Reconciliation of Plan Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase	$ 256,779
Less: Change in deemed distributions	(15)
Net income per Form 5500	$ 256,764